UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04611

 NAME OF REGISTRANT:                     Aberdeen Asia-Pacific Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1735 Market Street
                                         32nd Floor
                                         Philadelphia, PA 19103

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Mr. Christian Pittard
                                         Aberdeen Asset Management
                                         Inc.
                                         1735 Market Street, 32nd
                                         Floor
                                         Philadelphia, PA 19103

 REGISTRANT'S TELEPHONE NUMBER:          800-522-5465

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

Aberdeen Asia Pacific Income Fund
--------------------------------------------------------------------------------------------------------------------------
 SUNCORP METWAY LTD, SPRING HILL QLD                                                         Agenda Number:  703947284
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8802SGH0
    Meeting Type:  OGM
    Meeting Date:  18-Jul-2012
          Ticker:
            ISIN:  AU300SUNQ019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR
       RESOLUTION "1". THANK YOU.

1      VIL shall be substituted as the issuer of                 Mgmt          For                            For
       the 2024 Series 1 Securities in place of
       SMIL; The amendments to the terms of the
       2024 Series 1 Securities which are set out
       in Appendix B to the Explanatory Statement
       are made by the deletion of the words
       marked as struck out and the insertion of
       the words marked as underlined; and each of
       SMIL and VIL is required to do everything
       required to effect the 2024 Series 1
       Arrangement including, without limitation:
       to give all instructions it considers
       appropriate to Austraclear; to effect
       entries in the Austraclear System; to
       procure an ISIN and Common Code for the VIL
       Securities; and to lodge with Austraclear
       the 2024 Substitution Deed Poll and require
       Austraclear to deliver up to SMIL the SMIL
       2024 Deed Poll for cancellation




--------------------------------------------------------------------------------------------------------------------------
 SUNCORP METWAY LTD, SPRING HILL QLD                                                         Agenda Number:  703947296
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8802TAQ4
    Meeting Type:  OGM
    Meeting Date:  18-Jul-2012
          Ticker:
            ISIN:  AU3CB0003309
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR
       RESOLUTION "1". THANK YOU.

1      VIL shall be substituted as the issuer of                 Mgmt          For                            For
       the 2026 Securities in place of SMIL; The
       amendments to the terms of the 2026
       Securities which are set out in Appendix C
       to the Explanatory Statement are made by
       the deletion of the words marked as struck
       out and the insertion of the words marked
       as underlined; and each of SMIL and VIL is
       required to do everything required to
       effect the 2026 Arrangement including,
       without limitation: to give all
       instructions it considers appropriate to
       Austraclear; to effect entries in the
       Austraclear System; to procure an ISIN and
       Common Code for the VIL Securities; and to
       lodge with Austraclear the 2026
       Substitution Deed Poll and require
       Austraclear to deliver up to SMIL the SMIL
       2026 Deed Poll for cancellation



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aberdeen Asia-Pacific Income Fund, Inc.
By (Signature)       /s/ Christian Pittard
Name                 Christian Pittard
Title                President
Date                 08/12/2013